PIMCO Variable Insurance Trust

Supplement Dated July 12, 2016 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M

Prospectus, each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Portfolio since July 2007. Messrs. Cudzil and Thimons have managed the Portfolio since February 2016.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_071216

PIMCO Variable Insurance Trust

Supplement Dated July 12, 2016 to the

PIMCO Long-Term U.S. Government Portfolio Administrative Class Prospectus,

PIMCO Long-Term U.S. Government Portfolio Institutional Class Prospectus and

PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus,

each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Portfolio since July 2007. Messrs. Cudzil and Thimons have managed the Portfolio since February 2016.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_071216